Consolidated statements of cash flows - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Operating activities of continuing operations
Net income/(loss)	SFr 898	SFr (127)
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities of continuing operations
Impairment, depreciation and amortization	436	471
Provision for credit losses	135	122
Deferred tax provision/(benefit)	31	(339)
Share of net income/(loss) from equity method investments	(90)	36
Trading assets and liabilities, net	19,415	15,182
(Increase)/decrease in other assets	(11,986)	(9,341)
Increase/(decrease) in other liabilities	(10,939)	3,988
Other, net	(132)	(158)
Total adjustments	(3,130)	9,961
Net cash provided by/(used in) operating activities of continuing operations	(2,232)	9,834
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks	126	56
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(2,330)	786
Purchase of investment securities	(44)	(60)
Proceeds from sale of investment securities	7	9
Maturities of investment securities	192	213
Investments in subsidiaries and other investments	(887)	(378)
Proceeds from sale of other investments	831	591
(Increase)/decrease in loans	(5,208)	(2,083)
Proceeds from sale of loans	3,785	415
Capital expenditures for premises and equipment and other intangible assets	(473)	(582)
Proceeds from sale of premises and equipment and other intangible assets	1	53
Other, net	53	51
Net cash provided by/(used in) investing activities of continuing operations	(3,947)	(929)
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits	4,224	8,772
Increase/(decrease) in short-term borrowings	2,717	3,049
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(478)	(13,622)
Issuances of long-term debt	22,726	35,677
Repayments of long-term debt	(35,556)	(20,718)
Issuances of common shares	4,253	725
Sale of treasury shares	5,834	9,158
Repurchase of treasury shares	(6,445)	(9,301)
Dividends paid/capital repayments	(588)	(493)
Other, net	270	41
Net cash provided by/(used in) financing activities of continuing operations	(3,043)	13,288
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks	(1,607)	(472)
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks	(10,829)	21,721
Cash and due from banks at beginning of period	121,161	92,328
Cash and due from banks at end of period	110,332	114,049
Cash paid for income taxes and interest
Cash paid for income taxes	382	234
Cash paid for interest	5,133	5,072
Assets and liabilities sold in business divestitures
Assets sold	1,633	0
Liabilities sold	1,554	0
Bank
Operating activities of continuing operations
Net income/(loss)	766	(294)
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities of continuing operations
Impairment, depreciation and amortization	432	469
Provision for credit losses	135	122
Deferred tax provision/(benefit)	67	(449)
Share of net income/(loss) from equity method investments	(89)	37
Trading assets and liabilities, net	19,358	15,228
(Increase)/decrease in other assets	(11,641)	(9,303)
Increase/(decrease) in other liabilities	(11,035)	4,309
Other, net	809	(100)
Total adjustments	(1,964)	10,313
Net cash provided by/(used in) operating activities of continuing operations	(1,198)	10,019
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks	126	56
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(2,330)	786
Purchase of investment securities	(44)	(60)
Proceeds from sale of investment securities	7	9
Maturities of investment securities	192	213
Investments in subsidiaries and other investments	(887)	(373)
Proceeds from sale of other investments	831	583
(Increase)/decrease in loans	(5,736)	(2,414)
Proceeds from sale of loans	3,785	415
Capital expenditures for premises and equipment and other intangible assets	(472)	(581)
Proceeds from sale of premises and equipment and other intangible assets	51	53
Other, net	53	51
Net cash provided by/(used in) investing activities of continuing operations	(4,424)	(1,262)
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits	4,229	8,611
Increase/(decrease) in short-term borrowings	2,717	3,049
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(478)	(13,622)
Issuances of long-term debt	22,698	35,703
Repayments of long-term debt	(35,646)	(20,718)
Issuances of common shares	0	0
Sale of treasury shares	0	0
Repurchase of treasury shares	0	0
Dividends paid/capital repayments	(12)	(145)
Other, net	3,520	549
Net cash provided by/(used in) financing activities of continuing operations	(2,972)	13,427
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks	(2,306)	(462)
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks	(10,900)	21,722
Cash and due from banks at beginning of period	121,066	92,254
Cash and due from banks at end of period	110,166	113,976
Cash paid for income taxes and interest
Cash paid for income taxes	381	233
Cash paid for interest	4,938	5,046
Assets and liabilities sold in business divestitures
Assets sold	1,633	0
Liabilities sold	SFr 1,554	SFr 0